UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard California Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
California (99.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.730%	9/7/17 LOC	21,300	21,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.800%	9/7/17 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.730%	9/7/17 LOC	69,560	69,560
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.750%	9/7/17 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.840%	9/7/17 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.800%	9/7/17	8,435	8,435
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.800%	9/7/17	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.810%	9/7/17	6,060	6,060
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.810%	9/7/17	6,710	6,710
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.700%	9/7/17 LOC	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.740%	9/7/17 LOC	15,000	15,000
Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	0.820%	9/7/17 LOC	24,000	24,000
California Department of Water Resources
Water System Revenue CP	0.900%	9/7/17	3,437	3,437
California Department of Water Resources
Water System Revenue CP	0.920%	9/12/17	3,500	3,500
California Department of Water Resources
Water System Revenue CP	0.900%	10/11/17	2,963	2,963
California Department of Water Resources
Water System Revenue CP	0.900%	10/11/17	6,000	6,000
California Department of Water Resources
Water System Revenue CP	0.890%	11/2/17	3,600	3,600
California Department of Water Resources
Water System Revenue CP	0.890%	11/2/17	33,630	33,630
California Department of Water Resources
Water System Revenue CP	0.870%	11/7/17	3,489	3,489
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	0.820%	9/7/17	3,365	3,365

California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.740%	9/7/17	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.950%	11/3/17	36,550	36,550
California Educational Facilities Authority
Revenue (Stanford University) CP	0.880%	9/6/17	37,950	37,950
California Educational Facilities Authority
Revenue (Stanford University) CP	0.880%	9/6/17	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	0.920%	10/11/17	40,000	40,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.790%	9/7/17	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.820%	9/7/17	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.820%	9/7/17	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.750%	9/7/17	14,600	14,600
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.750%	9/7/17	10,900	10,900
California GO CP	0.930%	9/5/17 LOC	8,385	8,385
California GO CP	0.930%	9/6/17 LOC	14,190	14,190
California GO CP	0.950%	9/7/17 LOC	20,000	20,000
California GO CP	0.920%	9/13/17 LOC	20,000	20,000
California GO CP	0.890%	10/2/17 LOC	27,010	27,010
California GO CP	0.900%	10/11/17 LOC	25,000	25,000
California GO CP	0.870%	11/7/17 LOC	13,525	13,525
1 California GO TOB VRDO	0.800%	9/7/17	3,000	3,000
1 California GO TOB VRDO	0.810%	9/7/17	4,200	4,200
1 California GO TOB VRDO	0.810%	9/7/17	6,815	6,815
California GO VRDO	0.720%	9/7/17 LOC	10,000	10,000
California GO VRDO	0.730%	9/7/17 LOC	3,530	3,530
California GO VRDO	0.730%	9/7/17 LOC	19,335	19,335
California GO VRDO	0.790%	9/7/17 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.750%	9/7/17 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.770%	9/7/17 LOC	41,000	41,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.830%	9/7/17 LOC	10,900	10,900
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.730%	9/7/17 LOC	22,345	22,345
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.730%	9/7/17 LOC	2,400	2,400
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.730%	9/7/17 LOC	38,155	38,155
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.730%	9/7/17	42,300	42,300
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.740%	9/7/17	14,200	14,200
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.750%	9/7/17 LOC	8,000	8,000

1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.800%	9/7/17	16,400	16,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.800%	9/7/17	4,675	4,675
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.810%	9/7/17	8,305	8,305
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.820%	9/7/17	9,715	9,715
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.820%	9/7/17	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.820%	9/7/17	6,650	6,650
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.780%	9/1/17 LOC	13,920	13,920
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.840%	9/7/17 LOC	3,800	3,800
1 California Infrastructure & Economic
Development Bank Revenue TOB VRDO	0.810%	9/7/17	6,970	6,970
California Municipal Finance Authority Exempt
Facilities Revenue (ExxonMobil Project)
VRDO	0.830%	9/1/17	19,200	19,200
California Municipal Finance Authority
Multifamily Housing Revenue (Copper Square
Apartments) VRDO	0.750%	9/7/17 LOC	2,735	2,735
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.750%	9/1/17	8,700	8,700
California Pollution Control Financing Authority
Revenue (ExxonMobil Project) VRDO	0.830%	9/1/17	7,945	7,945
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.710%	9/1/17 LOC	45,225	45,225
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.760%	9/1/17 LOC	39,100	39,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.830%	9/1/17 LOC	62,500	62,500
1 California State University Revenue Systemwide
TOB VRDO	0.810%	9/7/17 (Prere.)	20,475	20,475
1 California State University Systemwide Revenue
TOB VRDO	0.800%	9/7/17	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	0.800%	9/7/17	5,760	5,760
1 California State University Systemwide Revenue
TOB VRDO	0.900%	9/7/17 (4)	5,685	5,685
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.860%	9/7/17 LOC	11,095	11,095
California Statewide Communities Development
Authority Multifamily Housing Revenue (Irvine
Apartment Communities LP) VRDO	0.900%	9/1/17 LOC	3,200	3,200
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.770%	9/7/17 LOC	26,815	26,815
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.880%	9/7/17 LOC	11,900	11,900

	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	0.950%	12/7/17	16,250	16,250
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.750%	9/7/17	2,100	2,100
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.750%	9/7/17	21,500	21,500
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.760%	9/7/17	9,600	9,600
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.770%	9/7/17	30,100	30,100
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.770%	9/7/17	41,950	41,950
	California Statewide Communities Development
	Authority Revenue (Scripps Health) VRDO	0.750%	9/7/17 LOC	8,200	8,200
1	California Statewide Communities Development
	Authority Revenue (St. Joseph Health
	System) TOB VRDO	0.840%	9/7/17 (Prere.)	57,233	57,233
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.800%	9/7/17	6,270	6,270
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.820%	9/7/17	8,740	8,740
1	California Statewide Communities Development
	Authority Revenue (Trinity Health) TOB VRDO	0.800%	9/7/17	2,175	2,175
	Calleguas-Las Virgenes CA Public Financing
	Authority Revenue (Municipal Water District
	Project) VRDO	0.760%	9/7/17 LOC	4,555	4,555
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	0.800%	9/7/17 LOC	27,940	27,940
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	0.870%	5/19/18	15,000	15,000
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	0.800%	9/7/17 LOC	30,000	30,000
1,2 Culver City CA Unified School District GO TOB
	PUT	0.840%	9/7/17	4,440	4,440
1	Cupertino CA Union School District GO TOB
	VRDO	0.820%	9/7/17	8,870	8,870
1	Desert CA Community College District GO TOB
	VRDO	0.810%	9/7/17	6,000	6,000
1	Desert CA Community College District GO TOB
	VRDO	0.820%	9/7/17	9,295	9,295
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.890%	9/5/17	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.900%	9/7/17	6,000	6,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.900%	10/5/17	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.920%	10/5/17	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.920%	11/1/17	8,000	8,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.880%	11/7/17	20,200	20,200

1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	0.810%	9/7/17	9,260	9,260
1	Eastern California Municipal Water District
	Financing Authority Water & Wastewater
	Revenue TOB VRDO	0.800%	9/7/17	5,000	5,000
1	Eastern California Municipal Water District
	Water & Sewer COP TOB VRDO	0.800%	9/7/17 (Prere.)	1,595	1,595
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.760%	9/7/17	18,700	18,700
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.770%	9/7/17	7,000	7,000
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.770%	9/7/17 LOC	5,000	5,000
1,2 Elk Grove CA Unified School District GO TOB
	PUT	0.940%	11/30/17	3,200	3,200
1	Elk Grove CA Unified School District GO TOB
	VRDO	0.810%	9/7/17	4,660	4,660
	Elsinore Valley CA Municipal Water District COP
	VRDO	0.740%	9/7/17 LOC	4,400	4,400
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	0.840%	9/7/17 LOC	4,250	4,250
1	Hayward CA Area Recreation & Park District GO
	TOB VRDO	0.810%	9/7/17	5,000	5,000
1,2 Huntington Beach CA City School District GO
	TOB PUT	0.940%	11/30/17	3,035	3,035
	Irvine CA Assessment District No. 94-13
	Improvement Revenue (Oak Creek) VRDO	0.800%	9/1/17 LOC	4,043	4,043
	Irvine CA Assessment District No. 97-16
	Improvement Revenue VRDO	0.800%	9/1/17 LOC	6,700	6,700
	Irvine CA Assessment District No. 97-17
	Improvement Revenue VRDO	0.800%	9/1/17 LOC	7,214	7,214
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.800%	9/1/17 LOC	12,978	12,978
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.800%	9/1/17 LOC	12,816	12,816
2	Irvine CA Ranch Water District Revenue PUT	0.860%	3/7/18	8,290	8,290
2	Irvine CA Ranch Water District Revenue PUT	0.870%	3/7/18	10,000	10,000
	Irvine CA Reassessment District No. 05-21
	Improvement Revenue VRDO	0.800%	9/1/17 LOC	27,794	27,794
	Irvine CA Reassessment District No. 85-7A
	Improvement Revenue VRDO	0.800%	9/1/17 LOC	30,324	30,324
1	Irvine Ranch CA Water District Revenue TOB
	VRDO	0.820%	9/7/17	4,160	4,160
	Livermore CA Redevelopment Agency Multi-
	Family Housing Revenue (Livermore
	Independent Senior Apartments) VRDO	0.770%	9/7/17 LOC	13,040	13,040
	Livermore CA Redevelopment Agency Multi-
	Family Housing Revenue (Richards Manor)
	VRDO	0.840%	9/7/17 LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	0.810%	9/7/17	4,000	4,000
1	Long Beach CA Unified School District GO TOB
	VRDO	0.810%	9/7/17	21,060	21,060
1	Long Beach CA Unified School District GO TOB
	VRDO	0.810%	9/7/17	2,500	2,500
1	Los Angeles CA Community College District GO
	TOB VRDO	0.830%	9/7/17 (Prere.)	15,940	15,940

Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.850%	9/7/17 LOC	42,900	42,900
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.800%	9/7/17	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.800%	9/7/17	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.810%	9/7/17	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.810%	9/7/17	4,660	4,660
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.820%	9/7/17	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.840%	9/7/17	1,470	1,470
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.840%	9/7/17	2,600	2,600
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.850%	9/7/17	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.850%	9/7/17	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.850%	9/7/17	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.870%	9/7/17	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.870%	9/7/17	18,885	18,885
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.800%	9/7/17	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.800%	9/7/17	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.800%	9/7/17	4,000	4,000
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.800%	9/7/17	12,675	12,675
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.810%	9/7/17	3,300	3,300
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.820%	9/7/17	10,835	10,835
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.820%	9/7/17	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.820%	9/7/17	4,000	4,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.680%	9/1/17	8,000	8,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/1/17	1,905	1,905
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/7/17	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/7/17	12,150	12,150
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/7/17	4,200	4,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.730%	9/7/17	37,550	37,550
Los Angeles CA Department of Water & Power
Revenue VRDO	0.730%	9/7/17	20,600	20,600

1	Los Angeles CA Department of Water and
	Power Revenue TOB VRDO	0.800%	9/7/17	7,500	7,500
	Los Angeles CA GO	5.000%	6/28/18	43,905	45,361
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.800%	9/7/17 (Prere.)	8,150	8,150
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.870%	9/7/17	2,220	2,220
	Los Angeles CA Metropolitan Transportation
	Authority CP	0.910%	10/5/17 LOC	3,100	3,100
	Los Angeles CA Multifamily Housing Revenue
	(Queen Portfolio Apartments Project) VRDO	0.870%	9/7/17 LOC	6,050	6,050
	Los Angeles CA Multifamily Housing Revenue
	(San Regis Project) VRDO	0.900%	9/7/17 LOC	23,600	23,600
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	0.990%	1/11/18 LOC	3,000	3,000
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP A4	0.910%	9/12/17 LOC	3,500	3,500
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP A4	0.950%	9/20/17 LOC	5,500	5,500
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP A4	0.990%	1/11/18 LOC	7,000	7,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.800%	9/7/17	10,000	10,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.800%	9/7/17	6,665	6,665
	Los Angeles County CA Capital Asset Leasing
	Corporation Lease Revenue CP	0.930%	9/6/17 LOC	7,290	7,290
	Los Angeles County CA Capital Asset Leasing
	Corporation Lease Revenue CP	0.960%	9/27/17 LOC	1,470	1,470
	Los Angeles County CA Multifamily Housing
	Revenue (Valencia Village Project) VRDO	0.820%	9/7/17 LOC	20,650	20,650
	Los Angeles County CA TRAN	5.000%	6/29/18	16,000	16,536
	Los Angeles Metro Trans Tax Revenue CP	0.820%	9/20/17 LOC	3,967	3,967
1	Madera CA Unified School District GO TOB
	VRDO	0.810%	9/7/17	6,400	6,400
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.800%	9/1/17 LOC	12,705	12,705
	Metropolitan Water District of Southern
	California Revenue VRDO	0.730%	9/7/17	30,850	30,850
	Metropolitan Water District of Southern
	California Revenue VRDO	0.730%	9/7/17	39,200	39,200
	Metropolitan Water District of Southern
	California Revenue VRDO	0.730%	9/7/17	34,645	34,645
	Metropolitan Water District of Southern
	California Revenue VRDO	0.750%	9/7/17	8,965	8,965
	Modesto CA Multifamily Housing Revenue
	(Westdale Commons Apartments) VRDO	0.850%	9/7/17 LOC	3,700	3,700
	Modesto CA Water Revenue VRDO	0.790%	9/7/17 LOC	9,850	9,850
1	Mountain View-Whisman CA School District GO
	TOB VRDO	0.810%	9/7/17	4,800	4,800
1,2 Newhall CA School District GO TOB PUT		0.940%	9/28/17	3,400	3,400
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.870%	9/7/17 LOC	16,200	16,200
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.870%	9/7/17 LOC	55,500	55,500
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.870%	9/7/17 LOC	5,000	5,000

1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.870%	9/7/17 LOC	40,000	40,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.940%	9/7/17 LOC	34,000	34,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.950%	9/7/17 LOC	13,600	13,600
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.950%	9/7/17 LOC	9,000	9,000
1	Nuveen California Quality Municipal Fund VRDP
	VRDO	1.020%	9/7/17	114,100	114,100
1,2 Oakland CA GO TOB PUT		0.830%	9/7/17	2,500	2,500
	Oceanside CA Multifamily Housing Revenue
	(Shadow Way Apartments Project) VRDO	0.830%	9/7/17 LOC	7,425	7,425
	Orange County CA Apartment Development
	Revenue VRDO	0.830%	9/7/17 LOC	9,550	9,550
1	Palomar CA Community College District GO
	TOB VRDO	0.810%	9/7/17	6,400	6,400
	Pasadena CA COP VRDO	0.790%	9/7/17 LOC	7,300	7,300
	Rancho CA Water District Finance Authority
	Revenue VRDO	0.760%	9/7/17 LOC	18,000	18,000
1	Regents of the University of California Revenue
	TOB VRDO	0.810%	9/7/17 (Prere.)	25,293	25,293
1	Regents of the University of California Revenue
	TOB VRDO	0.810%	9/7/17	5,125	5,125
1	Regents of the University of California Revenue
	TOB VRDO	0.820%	9/7/17	4,109	4,109
	Riverside CA COP VRDO	0.790%	9/7/17 LOC	31,900	31,900
1	Riverside CA Electric Revenue TOB VRDO	0.810%	9/7/17	9,700	9,700
	Riverside County CA Teeter Revenue	3.000%	10/11/17	8,500	8,519
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	0.800%	9/7/17	10,000	10,000
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	0.800%	9/7/17	6,000	6,000
	Sacramento CA Municipal Utility District
	Revenue CP	0.930%	9/6/17 LOC	35,000	35,000
	Sacramento CA Municipal Utility District
	Revenue CP	0.920%	10/5/17 LOC	9,000	9,000
	Sacramento CA Municipal Utility District
	Revenue CP	0.870%	10/19/17 LOC	25,000	25,000
	Sacramento CA Transportation Authority Sales
	Tax Revenue VRDO	0.750%	9/7/17	86,100	86,100
	Sacramento County CA Multifamily Housing
	Revenue (River Pointe Apartments) VRDO	0.840%	9/7/17 LOC	9,700	9,700
	Sacramento County CA Sanitation Districts
	Financing Authority Revenue VRDO	0.790%	9/7/17 LOC	17,670	17,670
1	San Bernardino CA Community College District
	GO TOB VRDO	0.820%	9/7/17	4,620	4,620
1	San Bernardino County CA Transportation
	Authority Revenue TOB VRDO	0.800%	9/7/17	12,100	12,100
1	San Diego CA Community College District GO
	TOB VRDO	0.810%	9/7/17 (Prere.)	5,710	5,710
1	San Diego CA Community College District GO
	TOB VRDO	0.840%	9/7/17 (Prere.)	3,490	3,490
	San Diego CA Housing Authority Multifamily
	Housing Revenue (Bay Vista Apartments
	Project) VRDO	0.880%	9/7/17 LOC	9,690	9,690

1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.830%	9/7/17	4,210	4,210
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.800%	9/7/17	3,800	3,800
San Diego CA Unified School District GO	3.000%	6/29/18	10,000	10,175
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.740%	9/7/17	43,100	43,100
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.800%	9/7/17	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.740%	9/7/17	59,230	59,230
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.750%	9/7/17	1,600	1,600
San Diego County CA Water Authority Revenue
(Extendible) CP	0.950%	4/1/18	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.870%	5/21/18	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.810%	9/7/17	10,100	10,100
San Diego County CA Water Authority Revenue
CP	0.810%	10/11/17	15,000	15,000
San Diego County CA Water Authority Revenue
CP	0.810%	10/18/17	5,000	5,000
San Diego Public Facilities CP	0.950%	12/5/17 LOC	2,000	2,000
San Diego Public Facilities CP	0.940%	2/6/18 LOC	5,449	5,449
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.800%	9/7/17	3,750	3,750
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.720%	9/7/17 LOC	9,815	9,815
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.740%	9/7/17 LOC	38,855	38,855
1 San Francisco CA City & County GO TOB
VRDO	0.800%	9/7/17	11,450	11,450
San Francisco CA City & County International
Airport Revenue CP	0.820%	10/4/17 LOC	30,000	30,000
San Francisco CA City & County International
Airport Revenue CP	0.850%	10/4/17 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue CP	0.910%	10/5/17 LOC	40,000	40,000
San Francisco CA City & County International
Airport Revenue VRDO	0.750%	9/7/17 LOC	17,600	17,600
San Francisco CA City & County International
Airport Revenue VRDO	0.790%	9/7/17 LOC	12,600	12,600
San Francisco CA City & County International
Airport Revenue VRDO	0.790%	9/7/17 LOC	7,750	7,750
San Francisco CA City & County Lease
Revenue CP	0.930%	10/4/17	3,960	3,960
San Francisco CA City & County Multifamily
Housing Revenue (1601 Mariposa
Apartments) VRDO	0.760%	9/7/17 LOC	15,000	15,000
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.830%	10/11/17	10,017	10,017
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.850%	10/11/17	10,206	10,206

San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.840%	10/18/17	10,079	10,079
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.840%	10/18/17	17,583	17,583
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.800%	9/7/17 (Prere.)	47,850	47,850
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.780%	9/7/17 LOC	47,850	47,850
San Francisco CA Public Utilities Commission
CP	0.850%	10/11/17 LOC	5,500	5,500
1 San Joaquin Delta CA Community College
District GO TOB VRDO	0.890%	9/7/17	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.880%	9/7/17 LOC	15,200	15,200
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.810%	9/7/17	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.910%	9/7/17	7,310	7,310
1 San Luis Obispo County CA Financing Authority
Revenue (Nacimiento Water Project) TOB
VRDO	0.820%	9/7/17 (13)	1,185	1,185
Santa Clara CA Electric Revenue VRDO	0.760%	9/7/17 LOC	2,050	2,050
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	0.790%	9/7/17 LOC	17,020	17,020
1 Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)
TOB VRDO	1.050%	9/7/17 (Prere.)	7,500	7,500
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.750%	9/7/17	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	0.810%	9/7/17	1,200	1,200
1 Solano County CA Community College District
GO TOB VRDO	0.810%	9/7/17	3,000	3,000
Turlock CA Irrigation District Revenue CP	0.860%	9/14/17 LOC	4,997	4,997
Turlock CA Irrigation District Revenue CP	0.930%	11/9/17 LOC	22,000	22,000
1 University of California Revenue TOB VRDO	0.800%	9/7/17	5,000	5,000
1 University of California Revenue TOB VRDO	0.800%	9/7/17	3,040	3,040
1 University of California Revenue TOB VRDO	0.800%	9/7/17	2,675	2,675
University of California Revenue VRDO	0.720%	9/7/17	90,150	90,150
University of California Revenue VRDO	0.800%	9/7/17	23,400	23,400
University of California Revenue VRDO	0.800%	9/7/17	10,000	10,000
Ventura County CA GO	4.000%	7/2/18	25,000	25,642
Total Tax-Exempt Municipal Bonds (Cost $3,895,844)				3,895,844
Other Assets and Liabilities-Net (1.0%)				41,058
Net Assets (100%)				3,936,902

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $1,052,700,000, representing 26.7% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

California Municipal Money Market Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
California (99.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,084
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,510
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,301
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,864
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,200
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,754
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	18,497
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,155
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,152
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,601
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,550	7,529
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,077
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,556
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	2,225	2,529
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,563
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,691
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,505
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,761
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	5,000	5,629
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,821
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,852
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	151
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,864

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,000	5,601
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,000	8,859
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,000	5,456
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,000	5,277
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,051
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	29,075
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	23,147
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	1,500	1,515
Beverly Hills CA Unified School District GO	4.000%	8/1/40	5,000	5,380
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,511
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	6,368
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,587
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,500	3,132
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,475	7,831
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,010	2,443
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,535
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,218
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,558
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,190	1,260
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,219
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,334
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,665
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,473
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,367
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,834
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,850

California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,533
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	3,000	3,801
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	8,239
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,760	5,078
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,450
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	12,322
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,482
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,586
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.820%	9/7/17	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,793
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,723
California GO	5.250%	3/1/18 (Prere.)	5,335	5,457
California GO	5.250%	8/1/18 (Prere.)	5,115	5,328
California GO	6.000%	8/1/19 (14)	140	143
California GO	5.000%	4/1/20	1,460	1,557
California GO	5.000%	9/1/20	5,000	5,591
California GO	5.000%	9/1/21	5,000	5,764
California GO	5.000%	9/1/21	11,000	12,680
California GO	5.000%	11/1/23	7,000	8,465
California GO	5.000%	5/1/24	3,000	3,654
California GO	5.000%	11/1/24	6,670	8,191
California GO	5.000%	3/1/25	7,000	7,709
California GO	5.000%	3/1/27	10,000	12,214
California GO	3.500%	8/1/27	9,000	10,111
California GO	5.250%	10/1/27	5,000	5,833
California GO	5.100%	11/1/27	1,475	1,666
California GO	5.000%	3/1/28	10,000	12,097
California GO	5.000%	8/1/28	2,875	3,504
California GO	5.000%	8/1/28	6,400	7,907
California GO	4.000%	9/1/28	6,000	6,842
California GO	5.000%	9/1/28	5,930	7,335
California GO	5.000%	10/1/29	1,400	1,518
California GO	5.250%	10/1/29	4,700	5,124
California GO	5.250%	3/1/30	10,000	11,054
California GO	4.500%	8/1/30	15	15
California GO	5.000%	8/1/30	3,225	3,918
California GO	5.000%	9/1/30	1,500	1,727
California GO	5.250%	9/1/30	6,000	6,967
California GO	5.750%	4/1/31	15,875	17,095
California GO	5.000%	8/1/31	9,460	11,337
California GO	5.000%	9/1/31	1,800	2,070
California GO	5.000%	9/1/31	8,380	10,137
California GO	5.000%	10/1/31	4,500	5,417
California GO	4.000%	8/1/32	10,000	10,941
California GO	4.000%	9/1/32	7,500	8,212

California GO	5.000%	9/1/32	1,045	1,201
California GO	5.000%	9/1/32	2,775	3,343
California GO	5.000%	10/1/32	8,790	10,536
California GO	5.000%	2/1/33	2,615	3,035
California GO	6.000%	3/1/33	7,000	7,865
California GO	5.125%	4/1/33	8,500	8,709
California GO	6.500%	4/1/33	33,000	36,007
California GO	5.000%	8/1/33	5,000	5,989
California GO	5.000%	8/1/33	2,635	3,136
California GO	5.000%	10/1/33	4,000	4,777
California GO	5.250%	4/1/35	5,000	5,871
California GO	4.000%	8/1/35	10,000	10,785
California GO	4.000%	9/1/35	9,550	10,306
3 Calfornia GO	5.000%	11/1/35	3,750	4,518
California GO	6.000%	11/1/35	5,000	5,533
California GO	4.000%	8/1/36	10,000	10,761
California GO	5.000%	9/1/36	8,500	9,986
California GO	5.000%	4/1/37	5,000	5,814
California GO	5.250%	3/1/38	2,665	2,721
California GO	6.000%	4/1/38	21,190	22,842
California GO	5.250%	8/1/38	4,885	5,071
California GO	5.000%	10/1/39	7,615	8,946
California GO	5.500%	11/1/39	3,690	4,029
California GO	6.000%	11/1/39	2,700	2,983
California GO	5.500%	3/1/40	11,500	12,721
California GO	4.000%	12/1/40	5,000	5,327
California GO	5.000%	10/1/41	5,000	5,703
California GO	5.000%	4/1/42	2,000	2,281
California GO	5.000%	9/1/42	8,515	9,817
California GO	5.000%	2/1/43	6,265	7,201
California GO	5.000%	4/1/43	6,500	7,499
California GO	5.000%	11/1/43	12,425	14,522
California GO	5.000%	12/1/43	5,335	6,247
California GO	5.000%	5/1/44	5,000	5,796
California GO	5.000%	8/1/45	11,735	13,647
California GO	5.000%	8/1/46	10,000	11,717
3 Calfornia GO	5.000%	11/1/47	5,000	5,921
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,500
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,068
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,432
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,467
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,399
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,834
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,837
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	6,117
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,401
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,980

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,909
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,269
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,921
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,527
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,348
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,535
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,263
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,647
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,250	4,852
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,844
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,072
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,296
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,192
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,775
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	8,073
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	7,000	8,890
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,729
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	16,800	22,027
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,177
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.810%	9/7/17	2,500	2,500
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.810%	9/7/17	17,200	17,200
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.780%	9/7/17	30,000	30,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	5,975
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	8,026
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/56	12,000	13,923
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,162

California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,270
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,194
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,795
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,846
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	749
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,844
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,718
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,125
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,823
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	6,930
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,034
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,000	10,449
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,450
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	9,015
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,576
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,621
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,592
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,264
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,539
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,784
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,313
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	30,177
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	25,299
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.810%	9/7/17	6,000	6,000
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	5,000	6,309
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,400	4,215

California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,279
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,000	3,652
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	6,007
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,372
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,000	6,945
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.780%	9/1/17 LOC	10,700	10,700
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.800%	9/1/17 LOC	6,160	6,160
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,490
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,562
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,735
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.750%	9/1/17	4,145	4,145
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,463
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,516
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,581
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,912
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,176
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	4,000	4,322
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	737
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,390
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,759
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,156
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,765

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,604
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	10,385
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	876
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	2,030
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,063
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,839
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,980
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,100
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	766
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,727
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,971
3 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	479
3 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	339
3 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	750	926
3 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/32	425	528
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,707
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,757
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,628
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.710%	9/1/17 LOC	11,200	11,200
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,500	1,503
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,392
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,494
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	8,961
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,894

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,476
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,804
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,583
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,844
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,349
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,900
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,639
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,401
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,799
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,696
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,446
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,521
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,368
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	4,500	4,868
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,754
California State University Systemwide Revenue	5.000%	11/1/30	10,650	12,997
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,040
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,250
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,463
California State University Systemwide Revenue	5.000%	11/1/32	6,535	7,874
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,432
California State University Systemwide Revenue	4.000%	11/1/37	1,875	2,031
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,389
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,355
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,498
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,744
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,532
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,123
California State University Systemwide Revenue	5.000%	11/1/47	5,720	6,763
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,085
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,246
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,027
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,375
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,441
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,601
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,872

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,107
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,254
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,134
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	351
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,735
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	15,394
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,553
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/30	5,000	4,977
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,483
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,751
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,194
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,569
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,500	1,701
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,400
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	17,406
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,600	1,795
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	5/15/18 (Prere.)	4,250	4,379
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,849
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,510
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	888
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,324

California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,304
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,384
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	4,145
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	2,929
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	5,092
Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,820
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,144
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,500
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,292
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,224
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	919
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	8,001
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,969
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,159
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,626
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,050
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,461
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,361
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,534
Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,091
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,812
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	1,220	1,447
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,830
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	3,015
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,308
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,146
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,203
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/28	900	1,137
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/29	1,325	1,659
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,293
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,386

2 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	0.890%	9/7/17 (15)	3,505	3,505
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,570
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,502
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/37	1,150	1,277
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,958
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,796
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	4,000	4,795
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,167
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,402
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	4,077
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.770%	9/7/17	500	500
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,208
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,340
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,843
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,412
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,898
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,126
Escondido CA GO	5.000%	9/1/30	2,030	2,442
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,857
Folsom Ranch Financing Authority Special Tax
Revenue	5.000%	9/1/37	2,000	2,175
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,481
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,014
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,595
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,270
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	2,045
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,845
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,629
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,517
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,669
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,171
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,639
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,254
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,071

Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,066
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,282
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,429
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,000	4,796
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	7,604
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,795
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,530
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,990
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,408
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,422
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,095
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,219
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,309
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/34	3,120	3,741
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,420	4,086
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,680
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	6,064
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,195
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	600	708
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	585
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.800%	9/1/17 LOC	600	600
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.800%	9/1/17 LOC	240	240
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.800%	9/1/17 LOC	3,623	3,623
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.800%	9/1/17 LOC	2,400	2,400
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	306
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	459
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,143
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,135
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.690%	9/1/17 LOC	700	700
Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	5,931
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,221
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,140
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,218
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,599

Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,193
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,489
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,998
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,834
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,401
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.311%	11/15/26	1,800	1,709
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,165	1,383
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,436
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,335
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	9,126
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,215	5,206
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,750
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,324
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,484
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,630
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,258
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,300
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,423
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,653
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,895
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,790
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,572
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,546
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,020
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,501
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,400
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,194
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,271
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,253
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,299
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,782
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,971
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,628
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,263
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,957
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,178

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,119
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,588
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,430
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,530
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,775
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	2,069
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,500	2,990
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,207
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,958
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,679
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,275
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,344
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	5,000	5,943
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,282
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,556
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,663
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,766
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	16,233
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,924
Los Angeles CA Department of Water & Power
Revenue VRDO	0.680%	9/1/17	1,600	1,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/1/17	1,400	1,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.730%	9/1/17	13,300	13,300
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	4,500	4,817
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,641
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,897
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,636
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,697
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,780
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,403
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,107
Los Angeles CA Unified School District GO	5.000%	7/1/27	3,000	3,834

Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,679
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,167
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,447
Los Angeles CA Unified School District GO	3.000%	7/1/31	5,500	5,557
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,368
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,098
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,390
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,000	1,222
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,952
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	3,031
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,635	1,979
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,536
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,274
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/27	2,000	2,451
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	3,235	4,060
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,418
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,000	2,431
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,832
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,999
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,024
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,328
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,132
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,738
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	620	634
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,725
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	2,012
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,620
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,107
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	6,042
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	5,041
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	4,900	5,401
Marin CA Community College District GO	4.000%	8/1/35	700	757
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,601
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,272
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,729
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,219
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,917
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	5,968

Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,286
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,317
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,579
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,794
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,040
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,879
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,140	6,960
3 Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,660	2,025
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	743
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,633
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,596
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,375
Newark CA Unified School District GO	5.000%	8/1/44	6,000	7,026
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,226
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,233
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	536
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,018
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	485
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	3,310	3,462
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,595	1,882
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,795
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,239
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,790	2,097
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	2,045
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,216
Novato CA Unified School District GO	5.000%	8/1/28	800	969
Oakland CA GO	5.000%	1/15/29	1,640	1,979
Oakland CA GO	5.000%	1/15/31	3,550	3,972
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,217
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,343
Oakland CA Unified School District GO	5.000%	8/1/40	500	585
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,782
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,328
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,349
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	223

Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,118
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,502
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,182
Palomar Pomerado Health California COP	6.000%	11/1/41	3,800	4,119
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,264
Palomar Pomerado Health California GO	5.000%	8/1/34	500	581
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,240
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,311
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,579
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,252
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,572
Peralta CA Community College District Revenue	5.000%	8/1/19 (Prere.)	4,000	4,318
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,749
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,725
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,744
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	849
Pittsburg CA Water Revenue	5.000%	8/1/27	830	1,052
Pittsburg CA Water Revenue	5.000%	8/1/28	585	733
Poway CA Unified School District GO	5.000%	9/1/25	1,825	2,068
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,289
Poway CA Unified School District GO	5.000%	9/1/31	1,365	1,511
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,898
Poway CA Unified School District GO	5.000%	9/1/33	990	1,091
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,490
Poway CA Unified School District GO	5.000%	9/1/36	630	691
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,301
Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,693
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,210	1,326
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,360	2,568
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	922
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,685
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,180
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,818
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,470	4,145

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,780	2,114
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	2,036
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,092
Redding CA Electric System Revenue	5.000%	6/1/30	1,665	2,029
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,183
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	701
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,663
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,168
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,557
Riverside CA COP VRDO	0.790%	9/7/17 LOC	4,960	4,960
2 Riverside CA Electric Revenue TOB VRDO	0.810%	9/7/17	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,666
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,010
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,095
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,517
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,930
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,994
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,551
2 Riverside County CA Public Financing Authority
Tax Allocation Revenue TOB VRDO	0.890%	9/7/17 (15)	2,420	2,420
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,594
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/33	2,815	3,429
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,206
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,280
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	962
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,305
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,269
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,943
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,994
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	631
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,789

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,844
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,387
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,168
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,270
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,928
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	4,760	5,090
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,511
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	6,127
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,391
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,361
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,378
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,668
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,875	2,100
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,630	1,826
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/36	1,370	1,500
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	3,125	3,411
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,802
Sacramento County CA Airport Revenue	5.000%	7/1/41	3,000	3,480
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,189
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,807
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,261
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	3,101
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,499
San Bernardino CA Community College District
GO	0.000%	8/1/44	15,000	5,360
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	4,078
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	5,515
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,608
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	2,500	2,710
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,464
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,887
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,598

San Diego CA Community College District GO	4.000%	8/1/32	5,300	5,959
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,196
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,674
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,526
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,451
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,444
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,734
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	6,193
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	5,000	5,967
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,949
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,361
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	6,135
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,499
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,787
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,020
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	975
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	670
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,307
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,858
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,311
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,384
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,334
San Diego County CA COP	5.000%	10/15/28	1,445	1,758
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,438
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,543
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,975
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,712
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,283
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,282
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/42	4,000	4,733
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,993
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	5,000	5,887
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	6,130
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	10,025
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.800%	9/7/17	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,445
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/32	1,150	1,426

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,874
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,478
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,261
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,703
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,412
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,742
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,186
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,195
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,912
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,825
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	15,930	18,637
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	3,190	3,923
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,192
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,350
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,518
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,897
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,810
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	6,180
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,386
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,265
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,761
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,540
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,605
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,611
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,744
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,465
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,221
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,718
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	8,544

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,410
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,216
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,196
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,183
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,430
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	987
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,946
San Francisco CA City & County Unified School
District GO	5.250%	6/15/19 (Prere.)	4,000	4,316
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,189
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,406
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,887
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,664
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,545
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,000	11,088
San Jose CA Airport Revenue	5.000%	3/1/42	2,500	2,924
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,427
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,308
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,387
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	934
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,017
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,908
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	11,920
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,529
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,772

San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,771
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,103
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,080
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,658
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	931
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,100	1,314
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,600
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,340
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,195
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,308
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,007
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,798
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,263
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,106
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,447
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,274
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,072
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,131
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,711
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,283
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,239
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	864
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,551
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,407
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,588
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	775
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	646
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,269
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/38	400	436
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/39	550	598
Santa Rosa CA Wastewater Revenue	4.000%	9/1/27	1,350	1,557
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,686
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,162
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,585
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,744

Simi Valley CA Unified School District GO	5.000%	8/1/27	1,500	1,916
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,230	1,327
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,103
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,740
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,389
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,041
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,548
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,450
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,877
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,233
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,277
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,214
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,000	9,316
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,215
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,404
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,168
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,669
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,881
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,840
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,421
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,445
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,473
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,939
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,977
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	3,035
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,835
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,203
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,628
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,000	3,286
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,245
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,912
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,139

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,424
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	790	820
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,779
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,295
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,617
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,715
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,223
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,900
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	2,066
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	20,000	23,277
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,500	7,888
University of California Revenue	5.000%	5/15/27	4,275	5,278
University of California Revenue	5.000%	5/15/28	5,000	5,967
University of California Revenue	5.000%	5/15/29	2,000	2,456
University of California Revenue	5.000%	5/15/31	2,000	2,422
University of California Revenue	5.000%	5/15/32	1,000	1,206
University of California Revenue	5.000%	5/15/32	7,925	9,483
University of California Revenue	5.000%	5/15/33	5,000	5,867
University of California Revenue	4.000%	5/15/34	5,000	5,406
University of California Revenue	5.000%	5/15/34	5,205	5,858
University of California Revenue	5.000%	5/15/35	3,640	4,097
University of California Revenue	5.250%	5/15/37	3,500	4,203
University of California Revenue	5.000%	5/15/38	10,000	11,633
University of California Revenue	5.000%	5/15/40	50	51
University of California Revenue	5.000%	5/15/40	5,000	5,803
University of California Revenue	5.000%	5/15/41	10,230	12,062
University of California Revenue	5.000%	5/15/42	5,000	5,967
University of California Revenue	4.000%	5/15/46	13,205	13,950
University of California Revenue PUT	5.000%	5/15/23	6,500	7,842
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,311
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	879
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,120	1,161
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,336
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,516
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,672
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,155
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,373
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	6,107
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,229
Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,218
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	4,681
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,046
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,473

West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,348
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,092
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,114
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,492
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	821
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,206
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,977
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,060
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,223
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,214
				3,838,475
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,279
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,161
				6,440
Total Tax-Exempt Municipal Bonds (Cost $3,608,316)				3,844,915
Other Assets and Liabilities-Net (0.5%)				21,240
Net Assets (100%)				3,866,155

1 Securities with a value of $905,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $44,323,000, representing 1.1% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

California Long-Term Tax-Exempt Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	997	118,145	252
2-Year U.S. Treasury Note	December 2017	198	42,830	(1)
10-Year U.S. Treasury Note	December 2017	66	8,381	30
Ultra Long U.S. Treasury Bond	December 2017	4	676	1
				282
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(468)	(63,897)	(321)
30-Year U.S. Treasury Bond	December 2017	(102)	(15,922)	(124)
				(445)

California Long-Term Tax-Exempt Fund

(163)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,844,915	—
Futures Contracts—Assets[1]	82	—	—
Futures Contracts—Liabilities[1]	(169)	—	—
Total	(87)	3,844,915	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

California Long-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $3,609,964,000. Net unrealized appreciation of investment securities for tax purposes was $234,951,000, consisting of unrealized gains of $240,668,000 on securities that had risen in value since their purchase and $5,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
California (99.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	799
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,355
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,142
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,161
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,510
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	943
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	652
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,165
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,459
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,418
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,150
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,150
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,099
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,085
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,831
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,019
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	21,173
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,150
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,149
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,035
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	316

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	413
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	445
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	480
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	608
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	805
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,346
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,145
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,627
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	571
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	598
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	890
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,178
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,955
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,903
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,468
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,736
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/17 (Prere.)	2,000	2,008
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	3,805	3,820
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)(ETM)	230	228
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	90	89

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	13,240	12,981
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,018
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,330
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	271
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,633
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,510	6,224
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	5,985	6,982
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,200	2,599
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,145	1,294
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,606
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,160	1,398
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,610	3,162
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	19,475
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,547
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	13,425	15,557
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,700	18,139
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,345	15,373
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,241
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,875
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,427
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,399
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	591
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	964
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,220
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,235
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,566
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,577
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	4,225	4,849
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	2,605	2,986

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	4,500	5,149
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	7,500	8,575
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,955	2,227
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	345
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	344
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	877
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,144
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	577
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	570
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,375
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	13,005
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,401
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,993
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	7,613
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,619
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	80
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,152
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	6,027
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	8,100	9,763
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	9,215
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,275	7,356
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,010	5,866
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/29	10,000	11,337
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	8,301
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,000	14,561
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,404
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,325
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,658

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	22,000	23,877
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	20,000	21,603
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	32,000	34,344
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	8,745	9,371
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	10/1/17 (Prere.)	14,275	14,284
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,546
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	11,043
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,336
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.490%	4/1/21	20,500	20,482
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	34,805
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.690%	5/1/23	19,000	19,128
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.690%	5/1/23	4,350	4,379
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.890%	4/1/24	6,100	6,186
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	19,645	19,876
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	9,000	9,089
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,934
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,343
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,113
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,040
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,216
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,445	1,739
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,392
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,816
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,448
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	872
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,840
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	485

Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	617
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	607
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,853
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,149
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,246
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,321
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,358
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,811
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,455
Burbank CA Unified School District GO	0.000%	8/1/32	3,655	3,144
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,461
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,070	9,119
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,148
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,806
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,556
California Department of Department of
Veterans Affairs Home Purchase Revenue	3.500%	12/1/45	4,900	5,225
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,862
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	1,000	1,029
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	10,785
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	11,415	11,742
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	4,190	4,310
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,300
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	20,964
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,250	47,992
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	24,310	26,976
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,438
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,446
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,455
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,050	17,261

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,940	2,151
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,615	37,377
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,135	4,583
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,062
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,544
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/19	6,020	6,452
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,699
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,748
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,400
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,381
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,109
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,311
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,824
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,938
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	29
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,173

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,562
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,219
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,370
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,813
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,875
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	4,085
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,322
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	604
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,871
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	67
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	98
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	38
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	13
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	1,995	2,458
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	294
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	918
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,050	4,954
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	970	1,104

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,120	1,275
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	9,166
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,155	1,314
3 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.790%	9/7/17 (Prere.)	3,985	3,985
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	34,808
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	47,074
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	31,170
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	17,873
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,132
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,117
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	882
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,341
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,068
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,211
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,216
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,286
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,118
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,251
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,392
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,886
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,603
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	846
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,313
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	415
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,219

California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	280
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	213
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	326
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	168
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	149
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	159
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	423
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	324
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	309
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/28	300	377
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/29	390	486
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	600
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,231
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	680
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,191
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,833
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	939
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,089
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,090
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	516
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,733
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,340
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	633
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,035	6,334
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.820%	9/7/17	614	614
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.820%	9/7/17	11,242	11,242
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,985

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,427
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,520
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,255
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	3,057
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,864
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,177
California GO	4.000%	9/1/17	1,375	1,375
California GO	5.000%	12/1/17 (Prere.)	2,000	2,022
California GO	5.250%	2/1/18 (14)	8,000	8,153
California GO	6.000%	2/1/18 (2)	6,240	6,379
California GO	5.000%	3/1/18	1,850	1,890
California GO	5.500%	4/1/18	15,250	15,679
California GO	5.000%	8/1/18	1,065	1,107
California GO	5.000%	8/1/18	5	5
California GO	5.000%	8/1/18	12,000	12,472
California GO	5.000%	10/1/18	14,095	14,747
California GO	5.000%	10/1/18	20,000	20,925
California GO	5.000%	2/1/19	4,715	4,994
California GO	5.500%	4/1/19	11,245	12,070
California GO	5.000%	8/1/19	35,445	38,225
California GO	5.000%	8/1/19	12,695	13,691
California GO	4.000%	9/1/19	2,100	2,230
California GO	5.000%	9/1/19	5,000	5,409
California GO	5.000%	9/1/19	9,000	9,735
California GO	5.000%	10/1/19	21,000	22,784
California GO	2.000%	11/1/19	6,695	6,856
California GO	5.000%	2/1/20	2,950	3,237
California GO	5.250%	2/1/20	7,500	8,276
California GO	5.000%	3/1/20	19,535	21,497
California GO	5.000%	8/1/20	35	35
California GO	5.000%	9/1/20	17,445	19,508
California GO	5.000%	9/1/20	3,690	4,126
California GO	5.000%	9/1/20	6,000	6,709
California GO	5.000%	10/1/20	5,555	6,229
California GO	5.250%	10/1/20	4,500	4,912
California GO	5.000%	11/1/20	47,795	53,739
California GO	5.000%	2/1/21	2,000	2,266
California GO	5.000%	3/1/21	2,250	2,479
California GO	5.000%	4/1/21	2,240	2,551
California GO	5.500%	4/1/21	2,055	2,208
California GO	5.000%	9/1/21	1,310	1,510
California GO	5.000%	9/1/21	13,700	15,793
California GO	5.000%	9/1/21	9,800	11,297
California GO	5.000%	10/1/21	2,575	2,975
California GO	5.000%	11/1/21	2,820	3,266
California GO	5.000%	2/1/22	1,210	1,408
California GO	5.000%	2/1/22	8,155	9,491
California GO	5.000%	4/1/22	4,550	5,318
California GO	5.000%	9/1/22	12,710	15,009
California GO	5.000%	9/1/22	10,000	11,808
California GO	5.250%	9/1/22	17,425	20,787

California GO	5.000%	10/1/22	15,000	17,748
California GO	5.000%	11/1/22	31,890	37,805
California GO	5.000%	2/1/23	15,000	17,850
California GO	5.000%	2/1/23	15,880	18,357
California GO	5.000%	9/1/23	7,000	8,317
California GO	5.000%	9/1/23	10,075	12,142
California GO	5.250%	9/1/23	2,465	2,878
California GO	5.000%	10/1/23	3,215	3,881
California GO	5.000%	10/1/23	12,510	15,103
California GO	5.000%	11/1/23	20,000	24,186
California GO	5.000%	2/1/24	11,000	13,133
California GO	5.000%	3/1/24	3,000	3,305
California GO	5.000%	8/1/24	1,000	1,223
California GO	5.000%	8/1/24	25	25
California GO	5.000%	9/1/24	1,000	1,225
California GO	5.000%	9/1/24	10,000	11,860
California GO	5.000%	10/1/24	8,725	10,701
California GO	5.000%	11/1/24	5,000	5,636
California GO	5.000%	12/1/24	15,575	19,015
California GO	5.000%	2/1/25	12,940	15,049
California GO	5.500%	2/1/25	21,045	26,625
California GO	5.125%	3/1/25	2,100	2,146
California GO	5.000%	8/1/25	45	45
California GO	5.000%	9/1/25	1,500	1,563
California GO	5.000%	9/1/25	2,185	2,587
California GO	5.000%	9/1/25	4,000	4,962
California GO	5.000%	9/1/25	2,110	2,554
California GO	5.000%	10/1/25	8,490	8,700
California GO	5.000%	10/1/25	13,865	16,588
California GO	5.000%	11/1/25	1,500	1,690
California GO	5.000%	11/1/25	14,125	17,165
California GO	5.000%	3/1/26	5,000	5,505
California GO	5.000%	4/1/26	27,480	28,159
California GO	5.000%	8/1/26	20,040	25,103
California GO	5.000%	9/1/26	2,500	2,605
California GO	5.000%	9/1/26	5,400	6,770
California GO	5.000%	11/1/26	7,500	8,449
California GO	5.000%	4/1/27	24,285	24,884
California GO	5.750%	4/1/27	31,455	33,898
California GO	3.500%	8/1/27	26,345	29,596
California GO	4.500%	8/1/27	95	95
California GO	5.000%	8/1/27	17,010	21,208
California GO	5.000%	9/1/27	5,500	5,731
California GO	5.000%	10/1/27	13,875	16,530
California GO	5.250%	10/1/27	5,000	5,833
California GO	5.750%	4/1/28	30,000	32,325
California GO	5.000%	8/1/28	6,480	7,897
California GO	4.000%	9/1/28	7,000	7,983
California GO	5.000%	9/1/28	17,500	18,232
California GO	5.000%	9/1/28	15,265	18,883
California GO	5.250%	9/1/28	6,000	6,974
4 California GO	5.000%	11/1/28	12,250	15,353
California GO	5.250%	2/1/29	2,790	3,264
California GO	5.000%	8/1/29	4,000	4,898
California GO	5.000%	8/1/29	44,320	54,274
California GO	5.000%	9/1/29	16,000	16,668
California GO	5.000%	9/1/29	6,000	6,913

California GO	5.000%	9/1/29	1,395	1,710
California GO	5.000%	9/1/29	6,100	7,478
California GO	5.000%	10/1/29	10,245	10,496
4 California GO	5.000%	11/1/29	15,000	18,630
California GO	4.500%	12/1/29	2,525	2,896
California GO	5.250%	3/1/30	20,000	22,108
California GO	5.000%	5/1/30	13,870	16,592
California GO	4.500%	8/1/30	40	40
California GO	5.000%	8/1/30	14,540	17,874
California GO	5.000%	8/1/30	19,885	24,156
California GO	5.000%	8/1/30	6,500	7,896
California GO	5.000%	9/1/30	10,180	10,601
California GO	5.000%	9/1/30	10,000	11,514
California GO	5.000%	9/1/30	9,100	10,972
California GO	5.250%	9/1/30	5,000	6,029
California GO	5.000%	10/1/30	5,800	6,996
4 California GO	4.000%	11/1/30	14,470	16,290
California GO	5.000%	12/1/30	3,760	4,484
California GO	5.750%	4/1/31	37,030	39,876
California GO	5.000%	5/1/31	13,000	15,503
California GO	5.000%	8/1/31	10,000	11,869
California GO	5.000%	8/1/31	18,000	21,743
California GO	5.250%	8/1/31	5,755	7,043
California GO	5.000%	9/1/31	7,000	8,051
California GO	5.000%	9/1/31	3,020	3,653
California GO	5.000%	10/1/31	5,500	6,621
4 California GO	4.000%	11/1/31	15,000	16,719
California GO	5.000%	12/1/31	6,000	7,130
California GO	5.000%	12/1/31	6,500	7,656
California GO	5.000%	2/1/32	2,540	2,941
California GO	5.000%	8/1/32	5,000	5,976
California GO	5.250%	8/1/32	2,025	2,471
California GO	5.000%	9/1/32	15,000	18,073
California GO	5.000%	10/1/32	23,500	28,169
4 California GO	4.000%	11/1/32	12,110	13,384
California GO	5.000%	2/1/33	1,760	2,042
California GO	5.000%	2/1/33	1,750	2,025
California GO	5.000%	3/1/33	3,395	4,010
California GO	6.000%	3/1/33	12,000	13,482
California GO	5.125%	4/1/33	6,550	6,711
California GO	6.500%	4/1/33	22,715	24,785
California GO	4.000%	8/1/33	15,000	16,325
California GO	5.000%	8/1/33	1,500	1,785
California GO	5.000%	9/1/33	3,830	4,507
California GO	5.000%	9/1/33	25,075	30,077
4 California GO	4.000%	11/1/33	12,500	13,734
California GO	5.000%	12/1/33	3,120	3,650
California GO	4.000%	8/1/34	18,000	19,487
California GO	4.000%	9/1/34	26,055	28,225
California GO	4.000%	9/1/34	4,715	5,108
California GO	5.000%	9/1/34	10,620	12,682
California GO	5.000%	10/1/34	9,200	10,947
California GO	5.000%	8/1/35	9,000	10,709
California GO	5.000%	8/1/35	10,000	11,809
California GO	4.000%	9/1/35	3,365	3,631
California GO	5.000%	9/1/35	9,850	11,736
California GO	5.000%	9/1/35	10,000	11,915

California GO	5.000%	9/1/36	10,705	12,736
4 California GO	4.000%	11/1/36	7,000	7,595
1 California GO PUT	1.692%	12/3/18	1,000	1,004
California GO PUT	3.000%	12/1/19	52,000	53,882
California GO PUT	4.000%	12/1/21	21,905	24,154
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,176
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,335
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,750	1,972
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,756
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,000	3,438
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,650
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,000	2,294
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,317
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	3,605	4,074
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,270
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,550
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	24,774
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,665
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,175
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,322
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.690%	9/1/17 LOC	6,800	6,800
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	228
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,076
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,658
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,204
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,303
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,144
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,555	1,767
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,505
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,403

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,503
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,081
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,351
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,309
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,509
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,747
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	1,917
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,000	14,877
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	4,095
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,590
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,530
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,523
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,237
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/32	350	408
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/33	620	720
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/34	820	863
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,210
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/36	4,000	4,602
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,532
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,553
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,224
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	320
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	509
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,015
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	881
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	359
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	912

California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	869
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	818
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,616
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,769
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	2,007
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,636
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,272
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,994
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,270
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,833
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,542
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,649
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,546
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	2,500	3,029
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,171
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,558
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,837
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,000
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,000	3,551
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,775
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,962
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,731
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	4,114
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,580
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,519
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	33,000	41,909
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	17,000	18,050
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,935

California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	47,478
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.810%	9/7/17	7,500	7,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.810%	9/7/17	5,500	5,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.840%	9/7/17 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.780%	9/7/17	37,700	37,700
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	531
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	470	541
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	923
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	350	414
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	593
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	300	362
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,655	2,007
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,569
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,500	1,802
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	1,925
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,580
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/34	400	478
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/35	550	655
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/36	1,050	1,246
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.810%	9/7/17	6,750	6,750

3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.820%	9/7/17	6,665	6,665
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.840%	9/7/17	5,500	5,500
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.840%	9/7/17	4,000	4,000
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.850%	9/7/17	7,705	7,705
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.850%	9/7/17	2,060	2,060
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,024
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	507
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	917
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,381
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,618
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,086
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	1,964
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,137
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,159
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,556
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,855
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,825
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,807
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	347
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	334
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	533
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	206
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	451

California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	617
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	912
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,046
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,004
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,016
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,240
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,211
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,188
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,264
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,184
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,703
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,867
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,842
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,582
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,430
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,000	2,400
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,402
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	8,507
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,420	6,435
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	18,000	17,947
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	553
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,910
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,197

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,524
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,135
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	865
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	974
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,343
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,135
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,762
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,804
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,173
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,257
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,929
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,163
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,508
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,168
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,248
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,163
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,459
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,470
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	580
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,266
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	238
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	363
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	491
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,000	1,227
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	496
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	600	744
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,356
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	493

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,000	1,247
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	488
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	604
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,531
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	1,032
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,150	1,389
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,313
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,674
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,110	1,335
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,400	1,675
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,260
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,742
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,965
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	2,500	2,955
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,595	4,279
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,000	3,538
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	3,000	3,562
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,991
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	222
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	343
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	200	235
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,144
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,670
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	200	240
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,197
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	728
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,461
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,616

California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,500	1,890
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	760	943
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,500	1,914
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,175
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	1,013
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,121
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	800	925
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,785
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,329
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.616%	8/1/18	6,000	6,037
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) PUT	1.750%	6/1/22	4,000	4,056
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.780%	9/1/17 LOC	29,520	29,520
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.800%	9/1/17 LOC	16,070	16,070
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	840	1,044
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	825	1,013
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	555	674
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,203
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	1,930
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	1,000	1,183

California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	770
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	806
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,030	1,263
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	899
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,305
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,472
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,363
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,321
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,377
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18	500	514
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19	1,560	1,667
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,181
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,138
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,749
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,373
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,573
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,668
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,751
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,190	1,457

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,845
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,803
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,196
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	17,690
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	632
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	461
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,117
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.750%	9/1/17	900	900
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.750%	9/1/17	16,750	16,750
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,510	1,874
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,675
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.290%	4/2/18	6,000	5,995
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,314
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,579
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,748
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,524
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,897
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,431
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,120
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,456
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,515
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,350
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,490	2,709

California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	218
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/21	375	429
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	130	152
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/24	375	452
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/25	305	370
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	660	749
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	500	565
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	585	701
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/31	550	656
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/32	500	594
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	570	669
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/35	600	702
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/36	625	726
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/18	500	508
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	527
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	680
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,180
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,117
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,117
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	573
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,145
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	975
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,168

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	2,390	2,829
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	592
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	2,032
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	779
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,000	2,413
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	831
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,821
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	705
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	874
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,195
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,970
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	2,100	2,440
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,169
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,733
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,361
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	4,905
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,577
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,575	5,260
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,523

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,294
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,500	1,717
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/20 (ETM)	1,375	1,533
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,401
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,194
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,000	1,200
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	700	845
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,631
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,801
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,180
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	770	906
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,173
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,169
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	900	1,048
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,745
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,195
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,821
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,311
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	1,745	2,010
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,075
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,183
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,500	1,725
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/26	630	787
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/28	940	1,167
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/30	1,435	1,749
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/31	1,380	1,670
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/35	975	1,159

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,093
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,000	2,199
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,165
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,149
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,168
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,187
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,176
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,195
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,775
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,760
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,171
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,484
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,678
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,468
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	4,000	4,626
4 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/24	300	359
4 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/25	400	482
4 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/26	475	575
4 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/27	650	792
4 California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/28	450	551
California Municipal Finance Authority Revenue
(University of La Verne)	4.000%	6/1/18	250	256
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18 (ETM)	2,325	2,395
California Municipal Finance Authority Revenue
(University of La Verne)	4.000%	6/1/19	400	422
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19 (ETM)	2,375	2,548
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/20	300	332
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	399

California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	292
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	717
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	424
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/25	1,000	1,223
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,733
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,110
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.710%	9/1/17 LOC	101,300	101,300
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.760%	9/1/17 LOC	57,500	57,500
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	800
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	569
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	606
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	564
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	562
California Public Works Board Lease Revenue	5.000%	3/1/19	7,155	7,600
California Public Works Board Lease Revenue	5.000%	10/1/19	9,410	10,204
California Public Works Board Lease Revenue	5.000%	3/1/20	7,955	8,740
California Public Works Board Lease Revenue	5.000%	10/1/20	14,810	16,568
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	2,039
California Public Works Board Lease Revenue	5.000%	10/1/21	7,450	8,581
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,862
California Public Works Board Lease Revenue	5.000%	10/1/22	5,760	6,796
California Public Works Board Lease Revenue	5.000%	10/1/28	13,610	16,938
California Public Works Board Lease Revenue	5.000%	10/1/29	12,250	15,096
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,074
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,834
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,627
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	14,504
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,326
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,416
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,641
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,848

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,034
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,770
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,375
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,831
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,349
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,196
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,357
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,935	3,618
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,861
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,993
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,844
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,966
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,823
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,567
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	27,451
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,412
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,832
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,441
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	464
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,756
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,808
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,773
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,026
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,339
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,687
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,894
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,690
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,662

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,883
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,533
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,268
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,916
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,199
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,137
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,476
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,930
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	9,065	10,068
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,582
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,460
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,799
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,284
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,430
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,824
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,303
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,081
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,119
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,558
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,558
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,773
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,415
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,844
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,174
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,020	2,401
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,219
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	5,071
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,350

California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,600
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,469
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,773
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,907
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,636
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	16,195
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,212
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,611
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,487
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	11,548
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	4,979
2 California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	7,623
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,773
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,506
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,884
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,797
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,595
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,379
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,602
California State University Systemwide Revenue	5.000%	11/1/24	440	452
California State University Systemwide Revenue	5.000%	11/1/25	1,020	1,285
California State University Systemwide Revenue	5.000%	11/1/25	595	612
California State University Systemwide Revenue	5.000%	11/1/26	2,020	2,546
California State University Systemwide Revenue	5.000%	11/1/26	405	416
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,638
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,481
California State University Systemwide Revenue	5.000%	11/1/27	160	165
California State University Systemwide Revenue	5.000%	11/1/28	5,000	6,078
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,213
California State University Systemwide Revenue	4.000%	11/1/29	3,925	4,364
California State University Systemwide Revenue	5.000%	11/1/30	2,000	2,441
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,551
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	257
California State University Systemwide Revenue	5.000%	11/1/31	8,160	9,903
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,760
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,196
California State University Systemwide Revenue	5.000%	11/1/32	5,000	6,025
California State University Systemwide Revenue	5.000%	11/1/32	6,000	7,315
California State University Systemwide Revenue	5.000%	11/1/32	12,895	15,537
California State University Systemwide Revenue	5.000%	11/1/33	10,100	12,117
California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,687
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,930
California State University Systemwide Revenue	4.000%	11/1/34	10,025	10,961
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,978
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,039
California State University Systemwide Revenue	4.000%	11/1/35	8,875	9,661
California State University Systemwide Revenue	5.000%	11/1/35	5,975	7,126
California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,632
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,737

California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,555
California State University Systemwide Revenue	5.000%	11/1/37	3,640	4,365
2 California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	25,951
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	22,200
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.750%	9/1/17	18,670	18,670
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,508
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	2.625%	12/1/23	10,500	10,934
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	550	568
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,067
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,721
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,779
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	455
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	522
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	802
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,737
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,773
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,203
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	933
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,850
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,860
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	4.000%	11/1/21	215	232
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/22	225	256

California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/23	235	271
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/24	245	251
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/25	260	264
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.125%	11/1/26	265	270
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/27	270	316
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	288
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	272
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	236
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	231
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	237
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	483
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	610
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,987
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,068
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,886
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	753
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	254
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	398
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	112

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	383
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	443
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	332
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	366
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	428
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	389
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	891
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,545
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	821
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,175
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,644
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,158
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,951
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.500%	7/1/22	3,050	3,042
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.750%	7/1/25	1,270	1,270
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	9,160	9,160
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,986
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	4,778
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,714
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,620

California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,169
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	627
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	563
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	756
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,766
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	263
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	192
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	139
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	236
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	425
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	196
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	505
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	561
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	269
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	366
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	653
4 California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	672
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	517
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	535
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	312
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	291
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	772

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	904
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	961
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,196
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,379
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,544
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,523
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,332
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,646
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,389
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,887
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,303
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,398
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	11,215	12,477
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,567
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,000	1,154
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	750	889
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	500	602
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	931
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,240

California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,000	1,255
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,264
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	750	953
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (ETM)	2,040	2,097
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	573
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	560
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,245
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,548
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,443
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	530	530
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,440	2,444
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,209
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	765	788
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	1,000	1,029
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,170
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	535
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	552
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	940

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,938
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,489
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,250	1,510
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,220
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	4,188
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,000	2,428
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	6,011
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,384
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,801
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,899
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	3,936
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	2,026
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,308
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,500
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,083

Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,249
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,618
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,352
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,236
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,344
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,421
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	870
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	878
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	979
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	707
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	412
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,025	2,257
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,350	1,490
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,690
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,540
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	5,934
3 Central Basin Municipal Water District California
COP TOB VRDO	0.890%	9/7/17 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,267
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	822
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,148
Cerritos CA Community College District GO	0.000%	8/1/20	500	484
Cerritos CA Community College District GO	0.000%	8/1/22	500	464
Cerritos CA Community College District GO	0.000%	8/1/23	500	452
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,803
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,440
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	867
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,021
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	360	381

Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,587
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	500	560
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,701
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,987
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,912
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,885
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	15,381
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,939
Chaffey CA Union High School District GO	0.000%	8/1/20	400	387
Chaffey CA Union High School District GO	0.000%	8/1/21	500	476
Chaffey CA Union High School District GO	0.000%	8/1/22	500	465
Chaffey CA Union High School District GO	0.000%	8/1/23	600	544
Chaffey CA Union High School District GO	0.000%	8/1/24	500	439
Chaffey CA Union High School District GO	0.000%	8/1/25	655	548
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,139
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,439
Chico CA Unified School District GO	3.000%	8/1/18	3,145	3,211
Chico CA Unified School District GO	3.000%	8/1/18	640	653
Chico CA Unified School District GO	3.000%	8/1/19	1,500	1,563
Chico CA Unified School District GO	4.000%	8/1/20	1,330	1,450
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,340
Chico CA Unified School District GO	4.000%	8/1/22	400	457
Chico CA Unified School District GO	4.000%	8/1/23	450	522
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.770%	9/7/17 LOC	4,160	4,160
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	821
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,226
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	697
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,417
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,361
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,250
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	700
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,213
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,445
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,322
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,876
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	3,071

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,802
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,144
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,348
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,139
Citrus CA Community College District GO	0.000%	8/1/33	1,000	857
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,675
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,615
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,000	1,272
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,251
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,679
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,143
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,198
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,193
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,000	2,381
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,220	1,451
3 Coachella Valley CA Unified School District TOB
VRDO	0.990%	9/7/17 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,532
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,574
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	924
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,197
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,029
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,121
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,368
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,426
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,900
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,545
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,251
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,614
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,788
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,728
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,211
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,591
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,888
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,549
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,723
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,394
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,191
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/30	2,000	2,484
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/31	1,250	1,540
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	2,000	2,453

Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,873
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	6,060	7,397
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,101
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	5,665	6,883
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,056
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	889
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	803
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	707
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,362
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,815
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	574
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	601
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,766
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,913
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,578
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	904
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,124
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,246
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,175
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	958
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,746
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,175
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,160
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,240
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,376
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,572
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,961
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,149
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,816
3 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	0.890%	9/7/17 (15)	11,000	11,000
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,889
Cupertino CA Union School District GO	5.000%	8/1/32	480	585
Cupertino CA Union School District GO	5.000%	8/1/33	545	662
Cupertino CA Union School District GO	5.000%	8/1/34	245	296

Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,455
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,751
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,902
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	1,993
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,094
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,796
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,592
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,970
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/27	750	869
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,034
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,232
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	17,837
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,325	7,929
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,761
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,805
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,831
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,133
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	7,575	9,285
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,216
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	9,975
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,631
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,000	9,744
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,781
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,010	7,164
East Side CA Union High School District Santa
Clara County GO	4.000%	8/1/33	1,425	1,545
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,187
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,510	2,803
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/22	1,000	1,189
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/24	1,000	1,236
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/25	1,015	1,269
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/26	1,010	1,275
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/27	2,445	3,053

Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,875	2,321
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	3,620	4,444
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,625	3,226
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,173
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,000	6,053
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	3,000	3,636
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,000	6,033
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	2,500	3,017
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	6,003
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	3,750	4,505
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/34	4,720	5,646
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/35	4,970	5,927
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/36	2,310	2,751
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,035
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,439
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,430
1,3 Eaton Vance California Municipal Bond Fund II	1.640%	7/1/19	8,300	8,299
El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,783
El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,283
El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,102
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,314
El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,467
El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,666
El Camino CA Healthcare District GO	4.000%	8/1/33	3,000	3,270
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,110
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,643
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,595
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,803
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,399
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,297
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	434
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	695
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	608
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	534
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	500

Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,306
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,565
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,280
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,120
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	892
Escondido CA GO	5.000%	9/1/22	755	899
Escondido CA GO	5.000%	9/1/23	2,030	2,469
Escondido CA GO	5.000%	9/1/24	825	1,022
Escondido CA GO	5.000%	9/1/25	1,000	1,254
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,147
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,993
1,3 Fairfield-Suisun CA Unified School District GO
TOB PUT	0.840%	9/7/17	16,355	16,355
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,000	1,145
Folsom Ranch Financing Authority Special Tax
Revenue	5.000%	9/1/32	1,820	2,007
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,997
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,085
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,174
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,346
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,884
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,587
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,495
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,531
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,821
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,894
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,334
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,745
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,631
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,773
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,537
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,271
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	923
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,896

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	24,223
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,912
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,177
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,546
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,938
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,370
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,824
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,318
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,093
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,260
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/18	600	615
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	1,130	1,204
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,101
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	4,257
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	425	495
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	800	953
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	675	816
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	2,018
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,300	1,603
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,400	1,697
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,000	1,201
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	675	805
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,000	3,554
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,776
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,445	2,874
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,399
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,399
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	865
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,140
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,785
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,993
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,755

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,762
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,653
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,708
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	16,500	16,895
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	6,045
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,609
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,335	3,690
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	1,940
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,750	3,113
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,144
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	483
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,252
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,819
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,000	13,104
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,000	9,591
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	11,500	13,877
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	5,144
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	5,000	6,034
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,991
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	8,167
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,791
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,243
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,178
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.870%	9/7/17 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,485
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,206
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,608
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,122
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,072
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,385

Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,953
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,788
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,695
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,194
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,882
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	16,321
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,734
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,088
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,843
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,811
Hartnell CA Community College GO	5.000%	8/1/21	525	608
Hartnell CA Community College GO	5.000%	8/1/22	500	596
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	1,950	2,372
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,407
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,080
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,805
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,755
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,947
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,984
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,538
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,123
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	250
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	287
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	368
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	268
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	198
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	578
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	588
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	730
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	455
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,101
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,444
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	621
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	652

Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	404
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,187
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,454
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,128
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,693
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,163
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,140	1,364
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	628
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,831
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,000	1,243
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	833
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,250	1,572
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,881
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	623
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	738
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,010	3,632
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,032
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,301
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,433
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,855
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,406
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	902
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	742
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	500	570
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	375	438
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,000	1,194
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,960
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	623
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,481
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,207
Irvine CA Assessment District No. 93-14
Improvement Revenue VRDO	0.800%	9/7/17 LOC	4,600	4,600
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.800%	9/1/17 LOC	7,224	7,224
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.800%	9/1/17 LOC	9,668	9,668
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.800%	9/1/17 LOC	5,400	5,400
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,390

Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,114
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,616
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,926
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	464
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	386
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,302
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,176
Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	400
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	514
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	805
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	767
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	755
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	947
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	1,016
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	541
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	953
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.800%	9/1/17 LOC	1,716	1,716
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,704
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,361
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,465
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,576
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	634
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	457
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	236

Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	528
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	616
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,271
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	292
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	592
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	405
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.690%	9/1/17 LOC	1,900	1,900
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.690%	9/1/17 LOC	6,425	6,425
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,429
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,389
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,572
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,857
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,204
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,208
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,406
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,999
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,192
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	771
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	673
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	557
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	575
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	825
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,201
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,068
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,062
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	791
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,152
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,486
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	565
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,776
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,605
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	738
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,062

Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,351
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,640
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,744
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,250
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,582
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,113
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	909
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,505
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,489
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,190
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,182
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,728
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,408
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,770
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,218
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	340
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	349
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	615
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	821
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/18	325	332
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/19	500	520
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	791
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	550	609
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	550	646
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	425	510
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	528
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	735
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,558
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	1,890	2,137
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,800	2,015
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	825	984
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,186
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,402

Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,043
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,572
Liberty CA Union High School District GO	4.000%	8/1/30	750	852
Liberty CA Union High School District GO	4.000%	8/1/31	565	635
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,434
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	2,885
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	729
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,878
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	620	624
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	453
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,583
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	560
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	297
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,167
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.291%	11/15/25	16,845	16,236
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.311%	11/15/26	10,025	9,517
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,180
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,350
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,311
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,894
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,747
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	21
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,417
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	36
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,197
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	6,756
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	47
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District GO	3.000%	8/1/19	3,200	3,338
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,513
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,445
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,092
Los Angeles CA Community College District GO	4.000%	8/1/21	555	621
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,574
Los Angeles CA Community College District GO	5.000%	8/1/24	4,765	5,921
Los Angeles CA Community College District GO	5.000%	8/1/24	12,525	15,564
Los Angeles CA Community College District GO	5.000%	8/1/25	10,925	13,760
Los Angeles CA Community College District GO	5.000%	8/1/27	7,535	9,213
Los Angeles CA Community College District GO	5.000%	8/1/28	24,885	30,278
Los Angeles CA Community College District GO	5.000%	8/1/29	1,415	1,715
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,088
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,459
Los Angeles CA Community College District GO	5.000%	8/1/30	7,100	8,588
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,643
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,725
Los Angeles CA Community College District GO	5.000%	8/1/31	20,035	24,149
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,677

Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,777
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	20,806
Los Angeles CA Community College District GO	5.000%	8/1/36	8,705	10,381
3 Los Angeles CA Community College District GO
TOB VRDO	0.810%	9/7/17 (Prere.)	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	950
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,206
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,771
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,404
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,319
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,122
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,096
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,388
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,314
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,180
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,666
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,146
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,986
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,749
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,310	1,630
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,105
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,510	1,862
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,469
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,422
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,141
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,846
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,315
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,135

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,011
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,415
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	500	613
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,397
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,993
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,790	2,156
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,765
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,945	2,332
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,588
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,818
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,209
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,347
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,245	2,675
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	2,974
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	161
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,142
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,565	3,049
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,187
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,870	11,381
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,410
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,607
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	810	1,004
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,000	3,709
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	2,926
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	510	641
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,375	1,723
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,055	11,992
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	936

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,670	2,085
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,482
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,072
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,760
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,000	7,527
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,747
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,110
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	9,644
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,772
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,761
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,025	2,419
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,812
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	500	607
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,975
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,627
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,239
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,802
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	10,000	12,228
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,273
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,918
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,269
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,903
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,230	16,818
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,842
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,885
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,500	1,794
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,581
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,359

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,298
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,338
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,175	6,241
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,776
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,160
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,782
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,661
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,245
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,000	4,802
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	5,000	5,989
Los Angeles CA Department of Water & Power
Revenue VRDO	0.680%	9/1/17	18,200	18,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/1/17	15,760	15,760
Los Angeles CA Department of Water & Power
Revenue VRDO	0.720%	9/1/17	24,095	24,095
Los Angeles CA Department of Water & Power
Revenue VRDO	0.730%	9/1/17	32,900	32,900
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,795
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,795
Los Angeles CA GO	5.000%	9/1/22	10,010	11,607
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	559
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	866
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,373
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,885
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,400	2,913
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,196
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,034
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,500	4,211
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,248
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,867
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,269
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,684
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,338
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,687
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,199
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,020	9,943
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,756
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,000	4,946
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,902

Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	11,271
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,780	6,235
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	15,880	17,065
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,825	5,165
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	13,665
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	57,073
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,233
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,412
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,781
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,993
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	32,362
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	16,750
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,703
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	20,856
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,540	4,299
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,075	6,163
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,131
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,960	13,563
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,604
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,470	1,808
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,912
Los Angeles CA Unified School District GO	5.000%	7/1/25	17,000	21,339
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,729
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,874
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,142
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,015	11,454
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,715
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,775
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,773
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,989
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,075	14,609
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,634
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	21,097
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,874
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,456
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,390
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,431
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	3,082
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,487
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,696
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,004
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,301
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,257
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,515
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,329
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,696
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,390	13,014
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,337
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,683
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,819
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,660
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,831
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,864

Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,238
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,443
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,618
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,631
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,564
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,452
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,640	4,395
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,000	1,255
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,480
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,717
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,307
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,456
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,045	11,587
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,017
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,015	11,544
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,475
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,946
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,600
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,118
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	7,112
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,088
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	12,028
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,069
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,945
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,059
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,155
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,847
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,155	1,371
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,526
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,769
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,778

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,643
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,548
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	900	1,130
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,861
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,433
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,383
3 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	0.820%	9/7/17	2,750	2,750
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,004
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,912
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,348
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,522
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,646
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	792
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,122
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,648
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,669
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,138
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,150
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,930
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,737
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,476
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	14,401
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	15,010	18,626
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,286
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,417

M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,655
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.800%	9/1/17 LOC	11,600	11,600
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,302
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,694
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,119
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,154
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,188
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,336
Marin CA Community College District GO	5.000%	8/1/23	550	669
Marin CA Community College District GO	5.000%	8/1/24	445	552
Marin CA Community College District GO	5.000%	8/1/25	570	716
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,100
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,086
Marin CA Community College District GO	4.000%	8/1/36	665	717
Marin CA Healthcare District GO	5.000%	8/1/28	435	528
Marin CA Healthcare District GO	5.000%	8/1/30	500	600
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,185
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,199
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,597
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,470
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,869
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,232
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,798
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,654
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,514
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	482
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	447
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	709
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	500	591
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,219
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,510
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	474
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,111
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,281
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,331

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,224
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	4,040
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,468
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,148
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,212
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,144
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,617
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,793
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,511
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,793
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,847
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,990
Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	3,992
Modesto CA Irrigation District Electric Revenue	5.000%	10/1/18	5,900	6,170
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,148
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,178
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,726
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,153
4 Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/29	1,000	1,240
4 Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/32	1,000	1,212
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,583
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,066
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	6,022
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,422
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,511
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	5,051
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,334
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,556
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	702
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	783

Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	883
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,696
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,915
Mountain View-Whisman CA School District
COP	4.000%	6/1/19	400	421
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	540
Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	325
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	469
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	499
Mountain View-Whisman CA School District GO	5.000%	9/1/25	610	771
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,075	1,376
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	500
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	511
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	623
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	868
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	279
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,855
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	364
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	980
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,755
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	407
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	859
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,718
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	634
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,982
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	563
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	360
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,148
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,356
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,084
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	998
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,913
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,097
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,762
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,687
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,648
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,819
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,482
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,830
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,824
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	277

Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	280
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	235
Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	450
Northern California Transmission Agency
Revenue	5.000%	5/1/24	500	610
Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,895	2,343
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,547
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,010	1,236
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,500	1,820
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,499
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,982
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	5,042
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,666
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,879
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,109
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,650
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,902
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,215
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,549
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,345
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,521
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,696
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,886
3 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	9/7/17 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	288
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	418
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	542

Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	493
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	413
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	467
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	352
Oakland CA GO	5.000%	1/15/23	5,600	6,715
Oakland CA GO	5.000%	1/15/31	3,000	3,356
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,189
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	3,952
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,604
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,341
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,446
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,386
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,092
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,798
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,596
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,848
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,465
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,405
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,546
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,765
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,202
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,579
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,734
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,577
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,285
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,589
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,423
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,214
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,493
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,205
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,802
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,801
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,473
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,940
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	2,045
Ohlone CA Community College District GO	5.000%	8/1/22	750	892
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,555
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,136
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,754
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,687
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	3,034
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,194
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,595

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,378
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,428
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,482
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,534
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,587
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,943
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,184
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,515	2,994
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	3,017
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,486
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,494
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	425	490
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,000	1,217
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,232
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,368
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,861
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,994
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,367
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,145
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,709
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,694
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,690
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	502
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	403
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	666
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	481
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	882
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	525	646
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	911
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	550	683

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	555	690
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	528
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,645
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,534
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	493
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,697
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	882
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,343
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	586
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,050
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	267
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	435
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,115
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	14,036
Palomar CA Community College District GO	5.000%	8/1/29	450	564
Palomar CA Community College District GO	5.000%	8/1/30	520	647
Palomar CA Community College District GO	5.000%	8/1/31	400	493
Palomar CA Community College District GO	5.000%	8/1/32	300	369
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,315
Palomar CA Community College District GO	5.000%	8/1/33	2,750	3,361
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,571
Palomar CA Community College District GO	5.000%	8/1/34	4,500	5,461
Palomar CA Community College District GO	5.000%	8/1/35	2,485	3,006
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,620
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	6,457
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,393
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,318
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	12,034
Palomar Pomerado Health California GO	5.000%	8/1/28	1,490	1,806
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	9,041
Palomar Pomerado Health California GO	5.000%	8/1/29	795	953
Palomar Pomerado Health California GO	5.000%	8/1/29	4,000	4,794
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,341
Palomar Pomerado Health California GO	5.000%	8/1/31	775	912
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,308
Palomar Pomerado Health California GO	5.000%	8/1/33	1,200	1,402
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	832
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,311
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,235
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,543
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,794
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,797
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,653
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,225

Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	960
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,523
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,674
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,670
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,488
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,983
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,541
Pasadena CA COP VRDO	0.790%	9/7/17 LOC	11,365	11,365
Pasadena CA Unified School District GO	5.000%	8/1/23	880	1,068
Pasadena CA Unified School District GO	5.000%	8/1/24	1,010	1,249
Pasadena CA Unified School District GO	5.000%	8/1/25	750	940
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,253
Pasadena CA Unified School District GO	5.000%	8/1/26	510	646
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,286
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,249
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,724
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,296
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,215
Peralta CA Community College District Revenue	5.000%	8/1/25	250	314
Peralta CA Community College District Revenue	4.000%	8/1/26	1,375	1,593
Peralta CA Community College District Revenue	5.000%	8/1/27	880	1,086
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,996
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,617
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,725
Peralta CA Community College District Revenue	5.000%	8/1/31	1,550	1,856
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,793
Peralta CA Community College District Revenue	5.000%	8/1/34	3,000	3,543
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/19	3,755	4,042
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,813
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,346
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	11,880	13,251
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,297

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,387
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,028
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,075
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,445
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,510
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	240
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,574
Pittsburg CA Water Revenue	4.000%	8/1/19	500	530
Pittsburg CA Water Revenue	4.000%	8/1/20	680	739
Pittsburg CA Water Revenue	4.000%	8/1/21	500	556
Pittsburg CA Water Revenue	5.000%	8/1/22	250	297
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/17 (4)	250	250
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	310
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	378
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	559
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	363
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	775	895
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	345
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,315	1,563
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	300	354
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	3,084
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	602
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,065	1,317
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,785	2,236
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	6,435	7,648
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	522
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	542
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	4,859
Port of Oakland CA Revenue	5.000%	11/1/26	2,250	2,849
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	9,870

Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,594
Port of Oakland CA Revenue	5.000%	11/1/28	1,500	1,881
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,179
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,598
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,195
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,970
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,674
Poway CA Unified School District GO	4.000%	9/1/17	250	250
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,529
Poway CA Unified School District GO	4.000%	9/1/18	450	462
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,320
Poway CA Unified School District GO	5.000%	9/1/19	980	1,050
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,173
Poway CA Unified School District GO	5.000%	9/1/20	610	672
Poway CA Unified School District GO	5.000%	9/1/21	320	362
Poway CA Unified School District GO	5.000%	9/1/22	455	526
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,799
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,907
Poway CA Unified School District GO	5.000%	9/1/26	990	1,116
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,972
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,767
Poway CA Unified School District GO	5.000%	9/1/29	1,195	1,330
Poway CA Unified School District GO	5.000%	9/1/30	2,545	2,825
Poway CA Unified School District GO	0.000%	8/1/31	1,095	706
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,165	1,265
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,110
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	970
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	841
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	483
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,208
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,418
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,860
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,216
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	2,016
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	950
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	3,096
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,205
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	920	1,065

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	995	1,140
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,010	1,142
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,130
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,240	1,396
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,300	1,456
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	990	1,111
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,415	1,577
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,510	1,677
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,600	1,772
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,700	1,878
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,008
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,160
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,737
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,615
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,965
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,452
Redding CA Electric System Revenue	5.000%	6/1/21	400	456
Redding CA Electric System Revenue	5.000%	6/1/22	395	463
Redding CA Electric System Revenue	5.000%	6/1/23	500	599
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,216
Redding CA Electric System Revenue	5.000%	6/1/25	830	1,020
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,241
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,691
Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,580
Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,836
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	367
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	361
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	455
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	819
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,201

Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,192
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	911
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	553
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,696
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,146
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,139
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,133
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,555
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,302
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,062
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,173
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,745
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,046
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,091
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,613
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,731
3 Riverside CA Electric Revenue TOB VRDO	0.810%	9/7/17	2,500	2,500
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,504
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,235
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,399
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,554
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,237
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,416
3 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	0.890%	9/7/17 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,665	1,862
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,310
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,563
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,536
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,454
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,319
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,429
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,650
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,781
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,832
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,925

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	3,930
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,146
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,433
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,972
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,836
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,630
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,635
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	10/1/17	500	501
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,536
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	10/1/18	325	336
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,712
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/19	225	244
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,971
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/20	375	419
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,935
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/21	250	288
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,158
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/22	350	413
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,941
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	376
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	517
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,083
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,326
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,559
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,294
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,441
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,774
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,399

Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,577
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,075	4,840
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,556
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,363
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,162
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	3,017
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,558
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,812
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,147
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,800
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,690
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,354
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,599
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,723
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	406
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	245
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	903
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	615
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	302
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,562
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	420
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,189
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	299
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,373
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,500	4,844
Roseville CA Financing Authority Special Tax
Revenue	3.000%	9/1/18	500	510
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/19	850	897
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/20	550	592
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	769

Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,114
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	650
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,318
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,342
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	896
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,411
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,194
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,281
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,587
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,317
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	682
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	231
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,160
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	564
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	526
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	365
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	337
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	508
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	296
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	589
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,355
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,483
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,547
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,348
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	4,046

Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,251
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,200	1,409
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	2,017
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	4,044
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	11,831
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,033
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,060
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	557
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	425	489
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	827
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	751
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,242
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,397
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,155
Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,805
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,104
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,567
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	3,040
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	6,137
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,045
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,325	1,644
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	4,823
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,450	3,081
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	9,771
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,456
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,400	3,059
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,198
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,865
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,391
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,483

Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	405	454
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	925	1,036
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,092
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,232
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,294
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/22	680	757
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/28	1,575	1,746
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/29	1,660	1,838
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/30	1,875	2,053
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/31	1,970	2,157
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,657
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,563
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,266
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,060
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,115
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	852
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,125	1,360
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,829
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	265	274
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	330	342
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	1,735	1,796
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,847
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,170	2,246
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,386
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,758
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,169
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,327
Saddleback Valley CA Unified School District
GO	4.000%	8/1/20	2,100	2,290
Saddleback Valley CA Unified School District
GO	4.000%	8/1/26	2,725	3,230
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,440
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	855
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,418
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,525	1,805
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,326
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,671
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,400

San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,311
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,506
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	5,026
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	687
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	6,026
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	714
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	614
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	9,980
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	639
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	644
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,142
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,847
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	10,011
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,309
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,774
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	11,351
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,903
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,714
San Diego CA Community College District GO	5.000%	8/1/30	1,270	1,517
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,191
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,562
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	500
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,363
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,865
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,954
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,213
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,426
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,150
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,775	10,874
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,584
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,765	6,630
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,127

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	6,003
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,000	5,985
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,972
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,549
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,408
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	6,030
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,200	3,806
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,095	5,147
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	13,594
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,343
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,868
San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,047
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,083
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,121
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,470
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,191
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,030	1,251
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,436
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,728
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,300
San Diego CA Unified School District GO	5.000%	7/1/22	1,515	1,800
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,489
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,150
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,950
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,128
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,050	1,359
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,860
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	24,854
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,673
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	26,973
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,632
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,961
San Diego CA Unified School District GO	5.000%	7/1/28	700	850
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,934
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,308
San Diego CA Unified School District GO	5.000%	7/1/29	750	904
San Diego CA Unified School District GO	5.000%	7/1/29	3,230	3,964
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	6,792
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,701
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,429

San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,093
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,174
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,241
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,768
San Diego County CA COP	5.000%	10/15/24	2,125	2,645
San Diego County CA COP	5.000%	10/15/25	5,225	6,422
San Diego County CA COP	5.000%	10/15/26	2,590	3,181
San Diego County CA COP	5.000%	10/15/27	2,000	2,436
San Diego County CA COP	5.000%	10/15/28	1,400	1,703
San Diego County CA COP	5.000%	10/15/29	2,000	2,424
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/17	510	513
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	481
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	519
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	496
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,665	1,874
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	897
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,363
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,687
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,379
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,339
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,992
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,656
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	200	252
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	300	381
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,322
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	350	437
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	310	383
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	500	614
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,250	1,526

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,000	1,216
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,305	1,579
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,204
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,199
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,750	3,290
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,625	1,941
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,107
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,540
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,564
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,165
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,179
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,344
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,065	2,614
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,672
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,000	12,163
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	16,586
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,765
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,427
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.800%	9/7/17	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,070
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	7,191
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,160
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,658
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,263
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,589
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,500	3,061
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	3,005
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,285
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,662

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,946
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,789
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,622
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,806
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,770
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,065
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,893
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,296
San Francisco CA City & County COP	5.000%	4/1/27	13,095	16,157
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,654
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,492
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,103
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,618
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,484
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,449
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,124
San Francisco CA City & County GO	5.000%	6/15/20	500	558
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,036
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,678
San Francisco CA City & County GO	5.000%	6/15/26	4,010	4,823
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,936
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,769
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,121
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,056
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,028
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,367
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,367
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,556
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,321
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,100	5,859
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,175
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	631
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,319
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,376
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,590	1,882
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,020	7,125

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,173
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,030	3,673
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	6,061
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,692
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,223
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,040	3,755
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,249
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,572
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,035	7,571
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,930	2,401
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,915
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,622
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,676
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,356
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,139
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,369
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,210
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,030	5,639
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	763
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,281
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,228
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,318
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,191
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,330
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,876
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,472
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,437
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,224

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,947
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,089
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,893
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,090
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	479
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,783
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,256
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,140	1,327
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,078
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,225	5,168
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,560	5,670
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,010	7,479
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,213
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,496
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,046
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,509
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,783
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,609
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,309
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	4,090
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	11,942
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,166
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,401
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,185
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,618
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,587
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,125
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,000	7,310

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,360
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	4,020	4,875
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,744
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,000	8,489
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	588
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	753
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	237
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	145
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	184
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	147
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	144
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	164
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	534
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	275	334
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,044
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	288

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	492
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	492
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	621
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,744
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	165
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	613
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	613
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	710	861
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	534
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	896
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	655
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	461
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	842
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	602

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,016
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	532
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,181
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	776
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	882
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	345	406
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	256
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	773
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	650
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	820
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,048
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	692
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	466
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	725

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	905
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	406
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,295
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,338
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	7,800
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	12,294
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,587
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,727
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,679
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,869
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,541
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,535
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,929
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,813
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,240
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/19	2,000	2,096
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,000	1,078
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	785
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	353
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,010	8,517
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	6,932
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,813
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,702
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,952
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,924
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,700

San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,224
San Jose CA Airport Revenue	5.000%	3/1/29	200	243
San Jose CA Airport Revenue	5.000%	3/1/30	250	302
San Jose CA Airport Revenue	5.000%	3/1/33	500	594
San Jose CA Airport Revenue	5.000%	3/1/34	500	592
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,531
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,166
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,028
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,412
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,504
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,117
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	50
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,266
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,416
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,544
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	635
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	893
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,514
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,003
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,841
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,081
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,121
San Juan CA Unified School District GO	2.000%	8/1/18	2,780	2,813
San Juan CA Unified School District GO	2.000%	8/1/18	2,850	2,884
San Juan CA Unified School District GO	2.000%	8/1/18	6,595	6,673
San Juan CA Unified School District GO	2.000%	8/1/19	14,365	14,699
San Juan CA Unified School District GO	2.500%	8/1/19	9,725	10,043
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,481
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,944
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	1,012
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,139
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	586
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,244
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	693

San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,152
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	700	861
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	600	745
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	752
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,101
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	914
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,285
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	1,025
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	762
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,189
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,300	1,542
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,074
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,942
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,356
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,296
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,539
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,385
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,603
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	884
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,295
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,530
San Mateo CA Union High School District GO	5.000%	9/1/31	715	849
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,479
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,419
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,289
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,491
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,421
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,203
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,405
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,537
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,442

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,365
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,113
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,471
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,814
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,427
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	835
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	835
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,350	1,553
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	681
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	890
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,754
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,020
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	875
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,250	1,547
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,245	1,562
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,641
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,062
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,702
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	948
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,173
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,496
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,092
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,181
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,637
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,626
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	842
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,283

San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,294
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,856
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,928
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,996
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,180
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	115
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	225
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	224
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	358
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,694
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,410
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,137
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,876
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,638
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,444
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,654
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,820
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,401
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,200
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,578
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,871
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,214
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	5,913
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	11,643
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,304
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,600
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,622
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,164
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,835
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,726
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	8,154
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,438
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,388
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	685	815
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	456
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	341

Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	590	698
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	565	672
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	671
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,200	1,467
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	533
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,056
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	640
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	603
Santa Clara Valley CA Water District COP	5.000%	6/1/22	525	622
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	909
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,764
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,265
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,945
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	9,023
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,186
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,788
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,794
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/29	200	252
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/30	250	313
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/31	350	436
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,765
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/32	250	310
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/33	250	308
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,255
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/34	315	386
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/35	350	428
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/36	430	471
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/37	465	508
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,278
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,182
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,275
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,250	1,448
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,010	1,204
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	900	1,097
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	825	1,023

Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	750	943
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	790	1,005
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	8,104
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,359
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,564
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,655
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/20	590	639
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	665
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	669
4 Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	369
4 Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	337
4 Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	763
4 Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,082
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,919
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,027
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,213
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,371
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	392
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	837
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,238
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,220
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,179
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,678
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,408
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,782
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	3,037
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,275
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,494
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,460
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,568
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,256
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,335
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,415
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,368
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,941
Solano County CA COP	5.000%	11/1/17 (ETM)	4,110	4,140
Solano County CA COP	5.000%	11/1/18 (14)	3,810	3,837
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,024
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,225

Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,437
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,588
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,445	2,928
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,145
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,419
1,3 South San Francisco CA Unified School District
GO TOB PUT	0.840%	9/7/17	6,490	6,490
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	4,500	4,753
Southern California Public Power Authority
Revenue	5.000%	7/1/23	500	528
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,361
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,122
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,548
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,910
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,655
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,393
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,150
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,611
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,365	2,727
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,650	1,902
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,440
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,152
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,893
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,774
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,770
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,467
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,458
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,088
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,152
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,926

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,374
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,242
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,365
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,555	5,519
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,079
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,118
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,069
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,340	1,626
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	864
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	1,005
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	725	896
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,315	1,610
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,808
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,345
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,755
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,865
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,753
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	4,010
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,340
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,524
Southwestern California Community College
District GO	0.000%	8/1/24	750	658
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	904
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,589
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,509
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,809
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,229
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,095
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,338

Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,890
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,613
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,128
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	630
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	500
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,074
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	756
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,025	1,179
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,085	1,253
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,115	1,291
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,183
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,225
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,226
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,517
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,653
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,491
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,251
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,927
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,792
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,380
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,332
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,573
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,677
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,038
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,516
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,131
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,305
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,478
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,838
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,176
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	700
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,128
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,807
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,171
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,375
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,585
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,410

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,222
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,205
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,437
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,615
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,507
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,636
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,164
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,208
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,227
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,361
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,480
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	124
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	251
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	418
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	2,016
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	360
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	269
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	278
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,033
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	480
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	486
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,180
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,420
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,774
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,305
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,392
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,622
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,938
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,235
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,735
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,605
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	882
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	905
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,371
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,720
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,586

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,200
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,015
Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	644
Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	618
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,776
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	648
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	532
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	839
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	636
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	983
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	500	594
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	743
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,175
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,621
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,568
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,476
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,179
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,000	7,334
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,653
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,000	11,682
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	6,092
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,000	6,044
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,605
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	10,038
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	14,334
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	16,507
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	11,886
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	11,158
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	17,503
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,843
University of California Revenue	5.000%	5/15/19	5,250	5,629
University of California Revenue	5.000%	5/15/19	15,815	16,945

University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,251
University of California Revenue	5.000%	5/15/20	4,385	4,876
University of California Revenue	5.000%	5/15/20	8,250	9,164
University of California Revenue	5.000%	5/15/21	3,090	3,549
University of California Revenue	5.000%	5/15/22	5,420	6,219
University of California Revenue	5.000%	5/15/23	1,970	2,390
University of California Revenue	5.000%	5/15/25	2,400	3,002
University of California Revenue	5.000%	5/15/25	9,030	11,241
University of California Revenue	5.000%	5/15/27	10,900	12,469
University of California Revenue	5.000%	5/15/27	7,000	8,643
University of California Revenue	5.000%	5/15/28	11,680	13,352
University of California Revenue	5.000%	5/15/28	9,135	11,188
University of California Revenue	5.000%	5/15/28	7,080	8,671
University of California Revenue	5.000%	5/15/30	1,400	1,657
University of California Revenue	5.000%	5/15/30	1,000	1,219
University of California Revenue	5.000%	5/15/31	2,290	2,751
University of California Revenue	5.000%	5/15/32	14,020	16,209
University of California Revenue	5.000%	5/15/32	8,450	10,189
University of California Revenue	5.250%	5/15/32	5,000	6,074
University of California Revenue	5.000%	5/15/33	10,110	11,862
University of California Revenue	5.000%	5/15/33	15,415	18,087
University of California Revenue	5.000%	5/15/33	6,995	8,338
University of California Revenue	5.000%	5/15/33	5,000	6,020
University of California Revenue	5.000%	5/15/34	15,900	18,600
University of California Revenue	5.000%	5/15/34	6,395	7,771
University of California Revenue	5.000%	5/15/34	3,915	4,680
University of California Revenue	5.000%	5/15/35	5,100	6,178
University of California Revenue	5.000%	5/15/35	1,910	2,276
University of California Revenue	5.000%	5/15/36	5,425	6,457
University of California Revenue	5.000%	5/15/37	5,000	6,033
University of California Revenue PUT	1.400%	5/15/21	4,300	4,313
University of California Revenue PUT	5.000%	5/15/23	52,095	62,849
University of California Revenue VRDO	0.800%	9/7/17	10,000	10,000
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,228
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	706
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	691
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,611
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,667
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,725
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,407
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,395
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,209
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,541
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	11,277

Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,418
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,169
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,342
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,460
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	307
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	554
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	372
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	472
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	7,203
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	417
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	324
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	307
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	304
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	394
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	481
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	711
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,904
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,158
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	304
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	433
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	204
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	722
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,762
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,738
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	332
Washington Township CA Health Care District
Revenue	4.000%	7/1/19	445	465
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	532
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	400
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	508
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	391

Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	590
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	826
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	463
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	659
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	875
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	711
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	717
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	909
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,046
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,499
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	927
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,098
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	508
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,166
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	665	772
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,071
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,777
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,032
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,674
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,175	2,475
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	3,045
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	1,973
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,379
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,039
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	280
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,680
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	4,775
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	4,229

West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,033
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,657
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,488
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,164
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,534
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,881
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,078
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,202
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,355
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,253
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,636
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,168
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,378
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	536
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	651
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	978
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	834
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	1,011
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,078
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	593
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,111
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	683
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,155
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	865
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	888
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,179
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,463
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,045
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,278
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,855
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,157
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	521
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,103
				12,652,583
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	820

Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,253
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,699
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	589
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	446
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	569
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,320
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,572
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,422
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,858
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,584
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,828
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,059
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,627
				29,646
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,499
Total Tax-Exempt Municipal Bonds (Cost $12,127,187)				12,683,728
Other Assets and Liabilities-Net (-0.2%)				(21,738)
Net Assets (100%)				12,661,990

1 Adjustable-rate security.
2 Securities with a value of $1,527,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $189,170,000, representing 1.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

California Intermediate-Term Tax-Exempt Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	3,712	439,872	959
2-Year U.S. Treasury Note	December 2017	1,076	232,752	(4)
				955

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,494)	(203,978)	(1,085)
				(130)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

California Intermediate-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,683,728	—
Futures Contracts—Assets[1]	446	—	—
Futures Contracts—Liabilities[1]	(555)	—	—
Total	(109)	12,683,728	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $12,127,278,000. Net unrealized appreciation of investment securities for tax purposes was $556,450,000, consisting of unrealized gains of $574,930,000 on securities that had risen in value since their purchase and $18,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD CALIFORNIA TAX FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.